Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments- AutoNavi (Details) ¥ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Apr. 30, 2016 CNY (¥)	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CNY (¥)	May 31, 2013 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)
The allocation of the purchase price at the date of acquisition
Goodwill						¥ 81,645	¥ 41,933	$ 18,221	¥ 125,420
Total purchase price comprised of:
- cash consideration	¥ 28,724				¥ 41,836	¥ 3,055	16,291
- fair value of previously held equity interests	6,376
Total	¥ 35,100
Developed technology and patents | Maximum
Total purchase price comprised of:
Estimated amortization periods					5 years
User base and customer relationships | Maximum
Total purchase price comprised of:
Estimated amortization periods					6 years
Trade names, trademarks and domain names | Maximum
Total purchase price comprised of:
Estimated amortization periods					20 years
AutoNavi
Acquisition
Equity interest on a fully diluted basis (as a percent)				28.00%
The allocation of the purchase price at the date of acquisition
Net assets acquired			¥ 2,236
Goodwill			4,380
Deferred tax assets			72
Deferred tax liabilities			(284)
Total			8,295
Total purchase price comprised of:
- cash consideration		$ 1,032	6,348
- fair value of previously held equity interests			1,947
Total			¥ 8,295
Weighted average amortization period		3 years	3 years
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition							¥ 284
AutoNavi | Maximum
Total purchase price comprised of:
Estimated amortization periods		4 years	4 years
AutoNavi | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			¥ 1,387
AutoNavi | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			255
AutoNavi | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			¥ 249
AutoNavi | Convertible preferred shares
Acquisition
Purchase consideration, cost method				¥ 1,285
AutoNavi | Ordinary Shares
Acquisition
Purchase consideration, equity method				¥ 533